Operating Leases (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Operating Leases [Abstract]
Renewal term	12 months		12 months
Rent expenses	$ 27,800	$ 37,700	$ 84,400	$ 69,600